RIGHT TO USE ASSET AND LEASE LIABILITY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right To Use Asset And Lease Liability
lease payment	$ 14,754
Weighted-average remaining lease term	3 months 18 days
Weighted-average discount rate	15.00%
Rent expense	$ 168,414	$ 158,607